Unaudited Condensed Consolidated Interim Statements of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium.	Other reserves	Net parent investment	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2018	£ 0		£ 0	£ 643	£ 0	£ 643
Loss for the period						(7,484)
Total comprehensive loss	0		0	(7,484)	0	(7,484)
Balance at the end at Dec. 31, 2019	0		0	4,162	0	4,162
Loss for the period						(12,326)
Total comprehensive loss	0		0	(7,175)	(5,151)	(12,326)
Share based payment transactions	0		0	0	96	96
Balance at the end at Dec. 31, 2020	0	£ 0	4,117	0	(5,055)	(938)
Loss for the period					(22,557)	(22,557)
Total comprehensive loss						(22,557)
New share capital subscribed		9,000				9,000
Share based payment transactions		16,739			76	16,815
Balance at the end at Jun. 30, 2021		25,739	4,117		(27,536)	2,320
Balance at the beginning at Dec. 31, 2020	0	0	4,117	£ 0	(5,055)	(938)
Loss for the period					(245,224)	(245,224)
Total comprehensive loss			(85)		(245,224)	(245,309)
Share based payment transactions					156	156
Reclassification of warrants		103,053	8,558			111,611
Balance at the end at Dec. 31, 2021	16	248,354	63,314		(250,123)	61,561
Loss for the period					(17,021)	(17,021)
Translation differences			9,482			9,482
Total comprehensive loss			9,482		(17,021)	(7,539)
Share based payment transactions		749	6,465		80	7,294
Reclassification of warrants			1,010			1,010
Balance at the end at Jun. 30, 2022	£ 16	£ 249,103	£ 80,271		£ (267,064)	£ 62,326